Fixed Assets and Leasehold Improvements (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years
Schedule of Fixed assets and leasehold improvements
Fixed assets and leasehold improvements, gross	$ 267,500,000	$ 236,200,000
Less - Accumulated depreciation and amortization	156,009,000	118,552,000
Fixed assets and leasehold improvements, at cost, less accumulated depreciation and amortization	111,464,000	117,601,000
Computer hardware and software [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	3	3
Fixed assets and leasehold improvements, gross	126,900,000	109,500,000
Leasehold improvements [Member]
Schedule of Fixed assets and leasehold improvements
Fixed assets and leasehold improvements, gross	114,400,000	103,900,000
Telephone systems [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	5	5
Fixed assets and leasehold improvements, gross	10,500,000	8,900,000
Furniture and fixtures [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	7	7
Fixed assets and leasehold improvements, gross	13,900,000	11,800,000
Trading systems and equipment [Member]
Schedule of Fixed assets and leasehold improvements
Depreciation Period (years)	5	5
Fixed assets and leasehold improvements, gross	$ 1,800,000	$ 2,100,000